Intangible assets, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Software	$39,348	$30,637
Distribution rights	300,347	300,347
Total intangible assets	339,695	330,984
Less: accumulated amortization	(251,390)	(169,550)
Total intangible assets, net	$88,305	$161,434

Amortization expense for the six months ended June 30, 2026 and 2025 amounted to $81,953 and $77,904, respectively. No impairment of intangibles assets was recorded for the six months ended June 30, 2026 and 2025, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending June 30, 2027	$62,190
Twelve months ending June 30, 2028	7,870
Twelve months ending June 30, 2029	7,870
Twelve months ending June 30, 2030	7,478
Twelve months ending June 30, 2031	2,897
Total	$88,305